INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INTANGIBLE ASSETS [Text Block]
9.	INTANGIBLE ASSETS
The Company’s intangible assets include licenses and rights. Based on management’s assessment, these intangible assets have been valued at $1 as their fair value is nominal.